8. Derivative financial instruments and Short positions (Details 7) - Maximum Potential For Future Payments Gross [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Per Instrument
CDS	R$ 4,003,298	R$ 2,435,880	R$ 1,959,128
Total	4,003,298	2,435,880	1,959,128
Per Risk Classification
Below Investment Grade	4,003,298	2,435,880	1,959,128
Total	4,003,298	2,435,880	1,959,128
Per Reference Entity
Brazilian Government	4,003,298	2,435,880	1,959,128
Total	4,003,298	2,435,880	1,959,128
Nominal Value Over 12 Months [Member]
Per Instrument
CDS	4,003,298	2,435,880	1,959,128
Total	4,003,298	2,435,880	1,959,128
Per Risk Classification
Below Investment Grade	4,003,298	2,435,880	1,959,128
Total	4,003,298	2,435,880	1,959,128
Per Reference Entity
Brazilian Government	4,003,298	2,435,880	1,959,128
Total	R$ 4,003,298	R$ 2,435,880	R$ 1,959,128